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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    September 30, 2003
                                               -------------------------


Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Cambridge Investments, Ltd.
Address:    2 Belvedere Place Suite 320
            Mill Valley, California  94941


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Courtney Tozzi
Title: Vice President
Phone: (415) 384-0473

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi              Mill Valley, California      November 14 , 2003
----------------------          -----------------------      ------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                      --------------

Form 13F Information Table Entry Total:                 13
                                                      --------------

Form 13F Information Table Value Total:                 $143,574
                                                      --------------
                                                        (thousands)




List of Other Included Managers:

{None}

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
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                              FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1                 COLUMN 2         COLUMN 3         COLUMN 4               COLUMN 5                      COLUMN 6

------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                    TITLE OF CLASS   CUSIP            VALUE (X1000)     SHRS OR PRN AMOUNT  SH/    PUT/   INVESTMENT
                                                                                                          PRN    CALL   DISCRETION
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                  COMMON           057224107               11,411                 385,670               SOLE
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                        COMMON           055482103               12,502                 365,886               SOLE
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP               COMMON           216640102               13,884                 300,475               SOLE
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                    COMMON           26874Q100               18,681                 696,544               SOLE
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTE FE                   COMMON           G3930E101               20,417                 852,495               SOLE
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                   COMMON           629568106               17,431                 467,823               SOLE
------------------------------------------------------------------------------------------------------------------------------------
NOBLE DRILLING CORP               COMMON           G65422100                9,749                 286,837               SOLE
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC        ORD              G90078109                5,292                 264,617               SOLE
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC                    COMMON           832110100               14,782                 410,846               SOLE
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                    COMMON           20825C104                  273                   5,000               SOLE
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO                     COMMON           166764100                  357                   5,000               SOLE
------------------------------------------------------------------------------------------------------------------------------------
BP                                COMMON           055622104                  210                   5,000               SOLE
------------------------------------------------------------------------------------------------------------------------------------
SLUMBERGER                        COMMON           806857108               18,585                 384,000               SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          143,574
------------------------------------------------------------------------------------------------------------------------------------

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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 9/30/03
----------------------------------------------------------------------------------------
         COLUMN 1                   COLUMN 7               COLUMN 8
                                                           VOTING AUTHORITY
----------------------------------------------------------------------------------------
NAME OF ISSUER                  OTHER MANAGERS    SOLE          SHARED        NONE

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
BAKER HUGHES INC                                        385,670
----------------------------------------------------------------------------------------
BJ SVCS CO                                              365,886
----------------------------------------------------------------------------------------
COOPER CAMERON CORP                                     300,475
----------------------------------------------------------------------------------------
ENSCO INTL INC                                          696,544
----------------------------------------------------------------------------------------
GLOBAL SANTE FE                                         852,495
----------------------------------------------------------------------------------------
NABORS INDS INC                                         467,823
----------------------------------------------------------------------------------------
NOBLE DRILLING CORP                                     286,837
----------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC                              264,617
----------------------------------------------------------------------------------------
SMITH INTL INC                                          410,846
----------------------------------------------------------------------------------------
CONOCOPHILLIPS                                            5,000
----------------------------------------------------------------------------------------
CHEVRONTEXACO                                             5,000
----------------------------------------------------------------------------------------
BP                                                        5,000
----------------------------------------------------------------------------------------
SLUMBERGER                                              384,000
----------------------------------------------------------------------------------------

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